Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 2,749	$ 2,337	$ 4,249	$ 4,394
Active ingredients [member]
IfrsStatementLineItems [Line Items]
Revenue	2,417	2,334	3,804	4,391
Pharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 332	$ 3	$ 445	$ 3